Notes Payable - Future Maturities of Principal Repayment of Convertible Notes (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Notes Payable [Abstract]
2023 (remaining)	$ 0
2024	5,907
Total	$ 5,907